Right of use assets and lease liabilities - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities and right-of-use assets
Lease not yet commences but committed	€ 90,000	€ 700,000
Payment Of Total Lease Liability.	1,300,000	1,200,000
Depreciation right-of-use assets	1,200,000	1,000,000
Gain/(Loss) on disposal of leases	8,000	€ 0
Gain (Loss) On Modification Of Leases	119,000
Buildings [Member] | Belgium
Lease liabilities and right-of-use assets
lease modification amounted	(600,000)
Decrease in lease liability	(600,000)
Buildings [Member] | Israel
Lease liabilities and right-of-use assets
lease modification amounted	(600,000)
Decrease in lease liability	€ (700,000)